Derivative Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
(17)	DERIVATIVE FINANCIAL INSTRUMENTS

We selectively use derivative instruments to reduce market risk associated with changes in foreign currency exchange rates and interest rates. The use of derivatives is intended for hedging purposes only and we do not enter into derivative instruments for speculative purposes. A description of each type of derivative used to manage risk is included in the following paragraphs.

During the year ended December 31, 2013, we entered into five interest rate swaps with notional amounts totaling $1,173.0 million to hedge interest rate exposures related to variable rate borrowings under the Senior Secured Credit Facilities. The interest rate swaps are in place until September 29, 2017. The interest rate swaps qualify and are designated as effective cash flow hedges.

The following table presents the location and fair values using Level 2 inputs of derivative instruments that qualify and have been designated as cash flow hedges included in our condensed consolidated balance sheet:

	March 31, 2015	December 31, 2014
Other assets:
Interest rate swaps	$0.8	$5.9

Total assets	$0.8	$5.9

Other liabilities:
Interest rate swaps	$2.5	$1.5

Total liabilities	$2.5	$1.5

The following table presents the location and fair values using Level 2 inputs of derivative instruments that have not been designated as hedges included in our condensed consolidated balance sheet:

	March 31, 2015	December 31, 2014
Other assets:
Interest rate cap	$0.1	$0.1

Total assets	$0.1	$0.1

For derivative instruments that qualify and are designated as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of Accumulated other comprehensive loss and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

The following tables set forth the locations and amounts recognized during the three months ended March 31, 2015 and 2014 for these cash flow hedges.

Derivatives in Cash Flow Hedging Relationships in three months ended March 31, 2015:	Amount of (Gain) Loss Recognized in OCI on Derivatives (Effective Portion)	Location of (Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of (Gain) Loss Reclassified from Accumulated OCI to Income (Effective Portion)	Location of (Gains) Losses Recognized in Income on Derivatives (Ineffective Portion)	Amount of (Gain) Loss Recognized in Income on Derivatives (Ineffective Portion)
Interest rate contracts	$4.8	Interest expense, net	$1.6	Interest expense, net	$1.2

Derivatives in Cash Flow Hedging Relationships in three months ended March 31, 2014:	Amount of (Gain) Loss Recognized in OCI on Derivatives (Effective Portion)	Location of (Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of (Gain) Loss Reclassified from Accumulated OCI to Income (Effective Portion)	Location of (Gains) Losses Recognized in Income on Derivatives (Ineffective Portion)	Amount of (Gain) Loss Recognized in Income on Derivatives (Ineffective Portion)
Interest rate contracts	$(0.5)	Interest expense, net	$1.6	Interest expense, net	$1.3

Also during the year ended December 31, 2013, we purchased a €300.0 million 1.5% interest rate cap on our Euro Term Loan that is in place until September 29, 2017. We paid a premium of $3.1 million for the interest rate cap. The interest rate cap was not designated as a hedge and the changes in the fair value of the derivative instrument are recorded in current period earnings and are included in interest expense.

Fair value gains and losses of derivative contracts, as determined using Level 2 inputs, that do not qualify for hedge accounting treatment are recorded in income as follows:

Derivatives Not Designated as Hedging Instruments under ASC 815	Location of (Gain) Loss Recognized in Income on Derivatives	Three Months Ended March 31,
		2015	2014
Foreign currency forward contract	Other expense, net as a component of Exchange (gains) losses	$(1.8)	$1.2
Interest rate cap	Interest expense, net	—	1.8

		$(1.8)	$3.0

(24)	DERIVATIVE FINANCIAL INSTRUMENTS

We selectively use derivative instruments to reduce market risk associated with changes in foreign currency exchange rates and interest rates. The use of derivatives is intended for hedging purposes only and we do not enter into derivative instruments for speculative purposes. A description of each type of derivative used to manage risk is included in the following paragraphs.

During the Successor year ended December 31, 2013, we entered into a foreign currency contract to hedge the variability of the US dollar equivalent of the original borrowings under the Euro Term Loan and the proceeds from the issuance of the Euro Senior Notes. Changes in the fair value of this instrument were recorded in current period earnings and were presented in Other expense, net as a component of Exchange (gains) losses. Losses related to the settlement of this contract recognized during the Successor year ended December 31, 2013 totaled $19.4 million. Cash flows resulting from the settlement of the derivative instrument on February 1, 2013 are reported as investing activities.

During the Successor year ended December 31, 2013, we entered into five interest rate swaps with notional amounts totaling $1,173.0 million to hedge interest rate exposures related to variable rate borrowings under the Senior Secured Credit Facilities. The interest rate swaps are in place until September 29, 2017. The interest rate swaps qualify and are designated as effective cash flow hedges.

The following table presents the location and fair values using Level 2 inputs of derivative instruments that qualify and have been designated as cash flow hedges included in our consolidated and combined balance sheet:

	Successor
	Year Ended December 31,
	2014	2013
Foreign currency contracts	$—	$—
Other assets:
Interest rate swaps	5.9	10.5

Total assets	$5.9	$10.5

Other liabilities:
Interest rate swaps	$1.5	$1.2

Total liabilities	$1.5	$1.2

The following table presents the location and fair values using Level 2 inputs of derivative instruments that have not been designated as hedges included in our consolidated and combined balance sheet:

	Successor
	Year Ended December 31,
	2014	2013
Foreign currency contracts	$—	$—
Other assets:
Interest rate cap	0.1	3.4

Total assets	$0.1	$3.4

Other liabilities:
Foreign currency contracts	$—	$—

Total liabilities	$—	$—

For derivative instruments that qualify and are designated as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of “Accumulated other comprehensive loss” and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

The following table sets forth the locations and amounts recognized during the Successor years ended December 31, 2014 and 2013, respectively, for these cash flow hedges.

Derivatives in Cash Flow Hedging Relationships in 2014:	Amount of (Gain) Loss Recognized in OCI on Derivatives (Effective Portion)	Location of (Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of (Gain) Loss Reclassified from Accumulated OCI to Income (Effective Portion)	Location of (Gains) Losses Recognized in Income on Derivatives (Ineffective Portion)	Amount of (Gain) Loss Recognized in Income on Derivatives (Ineffective Portion)
Interest rate contracts	$4.6	Interest expense, net	$6.5	Interest expense, net	$0.3

Derivatives in Cash Flow Hedging Relationships in 2013:	Amount of (Gain) Loss Recognized in OCI on Derivatives (Effective Portion)	Location of (Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of (Gain) Loss Reclassified from Accumulated OCI to Income (Effective Portion)	Location of (Gains) Losses Recognized in Income on Derivatives (Ineffective Portion)	Amount of (Gain) Loss Recognized in Income on Derivatives (Ineffective Portion)
Interest rate contracts	$(5.0)	Interest expense, net	$4.4	Interest expense, net	$(4.3)

Also during the Successor year ended December 31, 2013, we purchased a €300.0 million 1.5% interest rate cap on our Euro Term Loan that is in place until September 29, 2017. We paid a premium of $3.1 million for the interest rate cap. The interest rate cap was not designated as a hedge and the changes in the fair value of the derivative instrument are recorded in current period earnings and are included in interest expense.

DPC, through DuPont, entered into contractual arrangements (derivatives) to reduce its exposure to foreign currency risk. The foreign currency derivative program was utilized for financial risk management and consisted of forward contracts. The derivative instruments were not designated as hedging instruments. Changes in the fair value of the derivative instruments were recorded in current period earnings and were presented in Other expense, net as a component of exchange (gains) losses.

Fair value gains and losses of derivative contracts, as determined using Level 2 inputs, that do not qualify for hedge accounting treatment are recorded in income as follows:

		Successor		Predecessor
Derivatives Not Designated as Hedging Instruments under ASC 815	Location of (Gain) Loss Recognized in Income on Derivatives	Year Ended December 31, 2014	Year Ended December 31, 2013	Period from January 1, 2013 through January 31, 2013	Year Ended December 31, 2012
Foreign currency forward contract	Other expense, net as a component of Exchange (gains) losses	$1.4	$20.9	$2.0	$3.9
Interest rate cap	Interest expense, net	3.4	(0.3)	—	—

		$4.8	$20.6	$2.0	$3.9